Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
May 31, 2025
COM-NPRT1-0725
1.802161.121
Common Stocks - 98.5%
	Shares	Value ($)
CHINA - 4.5%
Information Technology - 4.5%
Technology Hardware, Storage & Peripherals - 4.5%
Xiaomi Corp B Shares (a)(b)(c)	7,144,630	45,990,065
FINLAND - 1.3%
Information Technology - 1.3%
Communications Equipment - 1.3%
Nokia Oyj	2,501,110	13,016,525
JAPAN - 20.3%
Communication Services - 4.7%
Entertainment - 4.7%
Nintendo Co Ltd	586,290	47,833,319
Consumer Discretionary - 11.8%
Household Durables - 11.8%
Sony Group Corp	4,459,628	119,366,096
Information Technology - 3.8%
Semiconductors & Semiconductor Equipment - 0.6%
Renesas Electronics Corp	527,774	6,410,040
Technology Hardware, Storage & Peripherals - 3.2%
FUJIFILM Holdings Corp (d)	1,407,517	31,771,475
TOTAL INFORMATION TECHNOLOGY		38,181,515

TOTAL JAPAN		205,380,930
KOREA (SOUTH) - 9.8%
Information Technology - 9.8%
Semiconductors & Semiconductor Equipment - 1.3%
SK Hynix Inc	85,908	12,714,354
Technology Hardware, Storage & Peripherals - 8.5%
Samsung Electronics Co Ltd	2,124,310	86,401,562
TOTAL KOREA (SOUTH)		99,115,916
TAIWAN - 3.9%
Information Technology - 3.9%
Communications Equipment - 0.5%
Accton Technology Corp	215,905	5,278,391
Semiconductors & Semiconductor Equipment - 3.4%
Taiwan Semiconductor Manufacturing Co Ltd	1,059,999	33,871,509
TOTAL TAIWAN		39,149,900
UNITED STATES - 58.7%
Communication Services - 2.0%
Interactive Media & Services - 2.0%
Alphabet Inc Class A	69,780	11,984,017
Meta Platforms Inc Class A	12,320	7,977,077
		19,961,094
Consumer Discretionary - 1.5%
Household Durables - 1.5%
Garmin Ltd	76,923	15,613,061
Information Technology - 55.2%
Communications Equipment - 27.0%
Arista Networks Inc	821,434	71,169,042
Ciena Corp (a)	190,666	15,264,720
Cisco Systems Inc	2,017,516	127,184,209
Extreme Networks Inc (a)	641,133	10,046,554
Motorola Solutions Inc	118,262	49,123,670
		272,788,195
Electronic Equipment, Instruments & Components - 5.7%
Insight Enterprises Inc (a)	82,726	10,786,643
TD SYNNEX Corp	209,756	25,451,793
Zebra Technologies Corp Class A (a)	72,827	21,103,080
		57,341,516
Software - 4.6%
Microsoft Corp	61,234	28,189,684
Palo Alto Networks Inc (a)	96,031	18,478,285
		46,667,969
Technology Hardware, Storage & Peripherals - 17.9%
Apple Inc	393,424	79,019,211
Dell Technologies Inc Class C	338,847	37,703,506
Pure Storage Inc Class A (a)(d)	443,997	23,793,799
Sandisk Corp/DE (d)	172,238	6,491,650
Western Digital Corp (a)(d)	667,857	34,428,028
		181,436,194
TOTAL INFORMATION TECHNOLOGY		558,233,874

TOTAL UNITED STATES		593,808,029
TOTAL COMMON STOCKS (Cost $631,274,206)		996,461,365

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Vast Data Ltd Series A (a)(e)(f)	5,512	120,713
Vast Data Ltd Series A1 (a)(e)(f)	13,567	297,117
Vast Data Ltd Series A2 (a)(e)(f)	15,607	341,794
Vast Data Ltd Series B (a)(e)(f)	12,418	271,954
Vast Data Ltd Series C (a)(e)(f)	362	7,928
Vast Data Ltd Series E (a)(e)(f)	11,867	259,887

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $783,200)		1,299,393

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	1,297,224	1,297,483
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	8,768,568	8,769,445
TOTAL MONEY MARKET FUNDS (Cost $10,066,928)			10,066,928

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $642,124,334)	1,007,827,686
NET OTHER ASSETS (LIABILITIES) - 0.4%	3,598,419
NET ASSETS - 100.0%	1,011,426,105

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,990,065 or 4.5% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $45,990,065 or 4.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,299,393 or 0.1% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Vast Data Ltd Series A	11/28/23	60,632

Vast Data Ltd Series A1	11/28/23	149,237

Vast Data Ltd Series A2	11/28/23	171,677

Vast Data Ltd Series B	11/28/23	136,598

Vast Data Ltd Series C	11/28/23	3,982

Vast Data Ltd Series E	11/28/23	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,501,793	95,287,244	106,491,554	58,157	-	-	1,297,483	1,297,224	0.0%
Fidelity Securities Lending Cash Central Fund	6,878,325	70,900,911	69,009,791	2,548	-	-	8,769,445	8,768,568	0.0%
Total	19,380,118	166,188,155	175,501,345	60,705	-	-	10,066,928

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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